Income Taxes - Components of deferred tax assets and deferred tax liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Inventory	$ 6,014	$ 5,051
Tax credit carryforwards	9,437	10,367
Accrued compensated absences	1,152	1,028
Allowance for sales discounts	2,836	2,374
Depreciation	1,422	1,286
Operating loss carryforwards	151	0
Others	1,256	1,087
Deferred tax assets	22,268	21,193
Deferred tax liabilities:
Remeasurement of defined benefit plans	(243)	(240)
Unrealized foreign exchange gain	(232)	(264)
Acquired intangible assets	(151)	0
Others	(101)	(60)
Deferred tax liabilities	$ (727)	$ (564)